Basis of Presentation and Summary of Significant Accounting Policies - Additional information (Detail) - USD ($)				1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
	Aug. 02, 2022	Sep. 30, 2021	Jul. 01, 2021	Nov. 30, 2020	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Accounting Policy [Line Items]
Cash and cash equivalents					$ 104,315,000		$ 104,315,000		$ 325,007,000	$ 10,611,000
Accumulated deficit					(1,576,399,000)		(1,576,399,000)		(1,408,383,000)	(190,697,000)
Provision for doubtful debts									0	0
Trade accounts receivable, written off									0	0	$ 0
Contract asset									0	0
Contract liabilities					12,700,000		12,700,000		$ 10,400,000	0
Expected length of contract									the Company has elected not to disclose the value of unsatisfied performance obligations for contracts with an original expected length of one year or less.
Other income, net					0	$ 0	400,000	$ 0	$ 1,500,000	2,700,000	300,000
Unsatisfied performance obligations					30,700,000		30,700,000		19,600,000	0
Expenses related to contract costs									0	0
Assets related to costs to obtain contracts									0	0
Loss on extinguishment of convertible notes					0	0	0	(131,908,000)	(131,908,000)	0	0
Research and development					40,798,000	10,458,000	78,725,000	22,435,000	$ 80,398,000	$ 27,544,000	$ 40,067,000
Goodwill Impaired									If the fair value of the reporting unit is greater than its net book value, there is no impairment. Otherwise, we record a goodwill impairment charge for the amount by which the carrying value of the reporting unit exceeds its fair value up to the amount of the goodwill.
Marketable securities					$ 96,400,000		$ 96,400,000
Newly issued shares, value						$ 406,869,000			$ 406,869,000
Common Class A [Member]
Accounting Policy [Line Items]
Common stock, par value					$ 0.0001		$ 0.0001		$ 0.0001	$ 0.0001
Maximum [Member] | B Riley Principal Capital Ii Llc [Member] | Subsequent Event [Member] | Common Class A [Member]
Accounting Policy [Line Items]
Newly issued shares, value	$ 100,000,000
Number of shares, percentage	19.99%
Other Operating Income (Expense) [Member]
Accounting Policy [Line Items]
Accumulated deficit					$ (1,576,400,000)		$ (1,576,400,000)		$ 1,408,400,000	$ 1,408,400,000
Apollo Fusion Inc [Member]
Accounting Policy [Line Items]
Total purchase consideration, net of cash acquired		$ 75,368,000	$ 70,768,000
October 2019 Convertible Notes [Member]
Accounting Policy [Line Items]
Loss on extinguishment of convertible notes				$ 600,000				$ 133,800,000	$ 133,800,000
Exchange of Stock for Stock [Member]
Accounting Policy [Line Items]
Common stock, par value					$ 0.0001		$ 0.0001		$ 0.0001